SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 13, 2024
Debt Instrument [Line Items]
The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share	0	5,215,625	5,676,237
SBS acquisition [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Net of issuance expenses				$ 1,684